Property, plant and equipment (Detail Textuals) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Amortization of property, plant and equipment	$ 103,207	$ 1,173,019	$ 189,008
Discontinued Operations
Disclosure of detailed information about property, plant and equipment [line items]
Amortization of property, plant and equipment		1,075,225	105,724
Discontinued Operations | Selling, general and administrative expense
Disclosure of detailed information about property, plant and equipment [line items]
Amortization of property, plant and equipment	$ 103,207	$ 97,794	$ 83,284